Property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		¥ 2,561
Additions		51,304
Accumulated depreciation
Beginning balance	¥ 2,223	1,782
Addition		441
Depreciation	818
Property and equipment, Net	50,824	338
Property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance
Additions		47,908
Accumulated depreciation
Beginning balance
Addition
Depreciation	470
Property and equipment, Net	47,438
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		995
Additions
Accumulated depreciation
Beginning balance	889	680
Addition		209
Depreciation	87
Property and equipment, Net	19	106
Office equipment & furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		408
Additions		631
Accumulated depreciation
Beginning balance	388	388
Addition
Depreciation	3
Property and equipment, Net	648	20
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,158
Additions		2,765
Accumulated depreciation
Beginning balance	946	714
Addition		232
Depreciation	258
Property and equipment, Net	¥ 2,719	¥ 212